Schedule of Net Loss Basic and Diluted Per Share (Details) - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net (loss) income	$ (828,384)	$ (738,555)	$ (116,747)	$ (375,307)	$ (2,462,010)	$ (709,239)	$ (978,445)	$ 1,320,324
Remeasurement of common stock subject to redemption (as restated)	(20,752)	(162,099)	(388,406)	(455,764)	(321,489)	(1,284,994)	(2,175,180)	(3,595,663)
Net loss including remeasurement of common stock subject to redemption value	(849,136)	(900,654)	(505,153)	(831,071)	(2,782,324)	(1,994,233)	(3,153,625)	(2,275,339)
Remeasurement of common stock subject to redemption (as restated)		(162,099)		(455,764)	(321,489)	(1,284,994)	(2,175,180)	(3,595,663)
Redeemable Common Stock [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allocation of net income (loss), as adjusted (as restated)	(17,526)	(67,143)	(215,476)	(354,499)	(144,663)	(850,653)	(1,302,885)	(1,423,357)
Remeasurement of common stock subject to redemption (as restated)	$ 20,752	$ 162,099	$ 388,406	$ 455,764	$ 321,489	$ 1,284,994	$ 2,175,180	$ 3,595,663
Basic weighted average shares outstanding	72,601	277,511	2,562,567	2,562,567	188,942	2,562,567	2,425,214	5,755,364
Diluted weighted average shares outstanding	72,601	277,511	2,562,567	2,562,567	188,942	2,562,567	2,425,214	5,755,364
Basic net income (loss) per share of common stock	$ 0.04	$ 0.34	$ 0.07	$ 0.04	$ 0.94	$ 0.17	$ 0.36	$ 0.38
Diluted net income (loss) per share of common stock	$ 0.04	$ 0.34	$ 0.07	$ 0.04	$ 0.94	$ 0.17	$ 0.36	$ 0.38
Redeemable Common Stock [Member] | Revision of Prior Period, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allocation of net income (loss), as adjusted (as restated)	$ 3,226	$ 94,956	$ 172,930	$ 101,265	$ 176,826	$ 434,341	$ 872,295	$ 2,172,306
Non Redeemable Common Stock [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allocation of net income (loss), as adjusted (as restated)	(831,610)	(833,511)	(289,677)	(476,572)	(2,637,661)	(1,143,580)	(1,850,740)	(851,982)
Remeasurement of common stock subject to redemption (as restated)
Basic weighted average shares outstanding	3,445,000	3,445,000	3,445,000	3,445,000	3,445,000	3,445,000	3,445,000	3,445,000
Diluted weighted average shares outstanding	3,445,000	3,445,000	3,445,000	3,445,000	3,445,000	3,445,000	3,445,000	3,445,000
Basic net income (loss) per share of common stock	$ (0.24)	$ (0.24)	$ (0.08)	$ (0.14)	$ (0.77)	$ (0.33)	$ (0.54)	$ (0.25)
Diluted net income (loss) per share of common stock	$ (0.24)	$ (0.24)	$ (0.08)	$ (0.14)	$ (0.77)	$ (0.33)	$ (0.54)	$ (0.25)
Non Redeemable Common Stock [Member] | Revision of Prior Period, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allocation of net income (loss), as adjusted (as restated)	$ (831,610)	$ (833,511)	$ (289,677)	$ (476,572)	$ (2,637,661)	$ (1,143,580)	$ (1,850,740)	$ (851,982)